Summary of Significant Accounting Policies (Details Narrative)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) Segment	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) Segment	Dec. 31, 2017 USD ($)	Jul. 02, 2017 USD ($)
Property, Plant and Equipment [Line Items]
Number of operating segment | Segment			1		1
Foreign currency exchange rate		28.880		28.880	37.569	18.593
Gain on foreign currency translation	$ 15,189		$ (32,334)		$ (187,660)
Cash, FDIC insured amount	250,000		250,000		250,000
Cash, uninsured amount	113,500		113,500		48,900	146,952
Revenue from sale of real estate					3,725,867
Deferred revenue							$ 82,500
ROU assets and lease liabilities			$ 361,020
Gaucho Group, Inc. [Member]
Property, Plant and Equipment [Line Items]
Ownership interest	21.00%		21.00%
Hotel [Member]
Property, Plant and Equipment [Line Items]
Deferred revenue	$ 53,989		$ 53,989		43,165	46,939
Real Estate Lot Sales Deposit [Member]
Property, Plant and Equipment [Line Items]
Deferred revenue	818,542		818,542		995,327	$ 1,685,725
Argentine Bank [Member]
Property, Plant and Equipment [Line Items]
Cash held in bank	$ 51,900		$ 51,900		$ 48,900
Minimum [Member]
Property, Plant and Equipment [Line Items]
Cumulative inflationary rate			100.00%		100.00%